Postemployment benefit plans (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	$ 11,440	$ 12,530	$ 12,395
Benefit obligations, end of year	15,792	16,249	14,419
Over (under) funded status recognized in financial position	(4,352)	(3,719)
Components of net amount recognized in financial position:
Other assets (non-current asset)	6	3
Accrued wages, salaries and employee benefits (current liability)	(32)	(28)
Liability for postemployment benefits (non-current liability)	(4,326)	(3,694)
Net liability recognized	(4,352)	(3,719)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Prior service cost (credit)	1	2
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Prior service cost (credit)	0
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	15,734	16,182
Accumulated benefit obligation	15,493	15,634
Fair value of plan assets	11,377	12,460
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	15,734	16,182
Accumulated benefit obligation	15,493	15,634
Fair value of plan assets	11,377	12,460
Non-U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	3,890	4,100	3,949
Benefit obligations, end of year	4,355	4,801	4,609
Over (under) funded status recognized in financial position	(465)	(701)
Components of net amount recognized in financial position:
Other assets (non-current asset)	163	144
Accrued wages, salaries and employee benefits (current liability)	(19)	(24)
Liability for postemployment benefits (non-current liability)	(609)	(821)
Net liability recognized	(465)	(701)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Prior service cost (credit)	1	9
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Prior service cost (credit)	0
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	1,818	4,539
Accumulated benefit obligation	1,657	4,148
Fair value of plan assets	1,190	3,695
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	1,363	1,879
Accumulated benefit obligation	1,320	1,734
Fair value of plan assets	793	1,068
Other Postretirement Benefits
Funded Status, end of year
Fair value of plan assets, end of year	650	776	822
Benefit obligations, end of year	4,313	4,938	$ 4,784
Over (under) funded status recognized in financial position	(3,663)	(4,162)
Components of net amount recognized in financial position:
Other assets (non-current asset)	0	0
Accrued wages, salaries and employee benefits (current liability)	(161)	(160)
Liability for postemployment benefits (non-current liability)	(3,502)	(4,002)
Net liability recognized	(3,663)	(4,162)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Prior service cost (credit)	39	$ (31)
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Prior service cost (credit)	$ (30)